DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Australia - 7.1%
Ampol Ltd.	62,754	$1,435,350
ANZ Group Holdings Ltd.	816,577	13,402,134
APA Group(a)	344,330	2,005,747
Aristocrat Leisure Ltd.	160,145	4,244,029
ASX Ltd.	53,125	1,982,383
Aurizon Holdings Ltd.	479,378	1,133,738
BHP Group Ltd.	1,375,531	39,973,710
BlueScope Steel Ltd.	120,424	1,639,384
Brambles Ltd.	377,917	3,665,725
Cochlear Ltd.	17,525	3,082,858
Coles Group Ltd.	364,154	3,838,966
Commonwealth Bank of Australia	455,106	30,131,454
Computershare Ltd.	156,195	2,548,382
CSL Ltd.	130,963	23,211,072
Dexus REIT	283,749	1,424,878
EBOS Group Ltd.	42,961	972,190
Endeavour Group Ltd.	393,073	1,400,804
Fortescue Metals Group Ltd.	460,966	6,400,777
Goodman Group REIT	460,958	6,977,114
GPT Group REIT	515,686	1,403,383
IDP Education Ltd.	69,753	1,113,189
IGO Ltd.	186,724	1,684,151
Insurance Australia Group Ltd.	658,760	2,484,230
Lendlease Corp. Ltd.(a)	185,156	936,980
Lottery Corp. Ltd.	607,098	1,982,581
Macquarie Group Ltd.	99,968	11,499,379
Medibank Pvt Ltd.	738,317	1,750,917
Mineral Resources Ltd.	46,272	2,144,609
Mirvac Group REIT	1,048,134	1,643,515
National Australia Bank Ltd.	852,981	16,005,879
Newcrest Mining Ltd.	245,418	4,139,255
Northern Star Resources Ltd.	305,212	2,355,348
Orica Ltd.	117,826	1,199,386
Origin Energy Ltd.	469,014	2,646,949
Pilbara Minerals Ltd.	734,509	2,222,571
Qantas Airways Ltd.*	236,322	904,968
QBE Insurance Group Ltd.	405,880	3,939,591
Ramsay Health Care Ltd.	49,424	1,647,650
REA Group Ltd.	13,877	1,484,334
Reece Ltd.	59,585	787,605
Rio Tinto Ltd.	100,964	7,385,878
Santos Ltd.	884,150	4,394,029
Scentre Group REIT	1,418,945	2,528,366
SEEK Ltd.	97,723	1,463,317
Sonic Healthcare Ltd.	121,818	2,538,453
South32 Ltd.	1,246,072	2,745,135
Stockland REIT	633,273	1,739,797
Suncorp Group Ltd.	346,033	3,056,012
Telstra Group Ltd.	1,103,786	2,867,945
Transurban Group(a)	838,785	7,206,689
Treasury Wine Estates Ltd.	192,066	1,452,322
Vicinity Ltd. REIT	1,029,289	1,247,155
Washington H Soul Pattinson & Co. Ltd.	65,572	1,402,509
Wesfarmers Ltd.	309,349	10,797,851
Westpac Banking Corp.	953,380	13,559,453
WiseTech Global Ltd.	44,324	1,996,022
Woodside Energy Group Ltd.	515,577	12,367,205
Woolworths Group Ltd.	331,071	8,179,553

(Cost $292,656,588)		300,374,856

Austria - 0.2%
Erste Group Bank AG	93,736	3,351,159
OMV AG	39,021	1,809,703
Verbund AG	18,592	1,524,115
voestalpine AG	31,172	911,961

(Cost $6,440,366)		7,596,938

Belgium - 0.8%
Ageas SA/NV	43,580	1,733,350
Anheuser-Busch InBev SA/NV	235,711	13,418,651
D’ieteren Group	6,116	1,000,089
Elia Group SA/NV	8,120	937,725
Groupe Bruxelles Lambert NV	25,608	2,064,832
KBC Group NV	68,072	4,470,170
Lotus Bakeries NV	111	875,038
Sofina SA	4,091	920,930
Solvay SA	20,032	2,322,051
UCB SA	34,394	3,088,038
Umicore SA(b)	56,690	1,504,216
Warehouses De Pauw CVA REIT	46,068	1,318,782

(Cost $39,958,635)		33,653,872

Chile - 0.0%
Antofagasta PLC
(Cost $1,444,576)	106,416	1,952,018

Denmark - 3.2%
A.P. Moller - Maersk A/S, Class A	818	1,466,261
A.P. Moller - Maersk A/S, Class B	1,326	2,412,540
Carlsberg A/S, Class B	26,729	3,873,374
Chr Hansen Holding A/S	27,934	1,826,474
Coloplast A/S, Class B	32,311	3,691,289
Danske Bank A/S	187,409	4,216,846
Demant A/S*	27,532	1,128,423
DSV A/S	50,603	9,626,431
Genmab A/S*	17,940	6,890,864
Novo Nordisk A/S, Class B	442,812	82,079,773

Novozymes A/S, Class B	55,143	2,394,871
Orsted AS, 144A	51,510	3,316,287
Pandora A/S	23,024	2,391,138
ROCKWOOL A/S, Class B	2,498	639,120
Tryg A/S	95,733	1,828,135
Vestas Wind Systems A/S*	274,517	6,349,786

(Cost $69,935,698)		134,131,612

Finland - 1.1%
Elisa OYJ	38,164	1,873,415
Fortum OYJ	122,000	1,640,406
Kesko OYJ, Class B	74,813	1,461,846
Kone OYJ, Class B	92,308	4,203,958
Metso Corp.	181,274	2,088,498
Neste OYJ	115,192	4,219,409
Nokia OYJ	1,453,831	5,812,417
Nordea Bank Abp	875,444	9,609,614
Orion OYJ, Class B	28,750	1,178,106
Sampo OYJ, Class A	124,676	5,479,352
Stora Enso OYJ, Class R	154,266	1,966,358
UPM-Kymmene OYJ	145,937	5,003,766
Wartsila OYJ Abp	127,949	1,626,745

(Cost $47,571,961)		46,163,890

France - 11.7%
Accor SA	50,788	1,822,332
Aeroports de Paris	7,756	1,022,683
Air Liquide SA	142,269	25,741,403
Airbus SE	160,953	23,627,800
Alstom SA	78,059	2,159,251
Amundi SA, 144A	16,203	967,214
Arkema SA	16,523	1,731,472
AXA SA	498,130	15,002,598
BioMerieux	10,845	1,124,235
BNP Paribas SA	285,016	18,453,809
Bollore SE	201,970	1,196,869
Bouygues SA	51,847	1,793,428
Bureau Veritas SA	80,322	2,154,785
Capgemini SE	44,832	8,378,555
Carrefour SA	162,105	3,106,009
Cie de Saint-Gobain SA	125,697	8,199,784
Cie Generale des Etablissements Michelin SCA	184,242	5,775,724
Covivio SA REIT	12,537	612,568
Credit Agricole SA	329,235	4,161,264
Danone SA	174,645	10,194,132
Dassault Aviation SA	5,632	1,109,042
Dassault Systemes SE	182,208	7,233,307
Edenred	68,071	4,343,147
Eiffage SA	20,258	2,006,006
Engie SA	496,046	8,009,149
EssilorLuxottica SA	80,067	15,098,119
Eurazeo SE	12,361	729,829
Gecina SA REIT	12,220	1,309,838
Getlink SE	97,914	1,640,905
Hermes International SCA	8,600	17,725,748
Ipsen SA	10,110	1,313,341
Kering SA	20,229	10,840,439
Klepierre SA REIT	59,169	1,565,502
La Francaise des Jeux SAEM, 144A	27,848	1,008,580
Legrand SA	72,457	7,157,616
L’Oreal SA	65,458	28,803,448
LVMH Moet Hennessy Louis Vuitton SE	74,938	63,560,838
Orange SA	505,466	5,677,244
Pernod Ricard SA	55,488	10,902,522
Publicis Groupe SA	62,274	4,865,984
Remy Cointreau SA*	6,180	957,949
Renault SA	50,755	2,054,777
Safran SA	92,893	14,938,048
Sanofi	308,307	32,976,621
Sartorius Stedim Biotech	7,449	2,117,067
Schneider Electric SE	147,724	25,402,074
SEB SA	6,804	748,859
Societe Generale SA	197,766	5,621,746
Sodexo SA	23,663	2,540,753
Teleperformance SE	15,942	2,210,107
Thales SA	28,554	4,173,751
TotalEnergies SE	610,295	38,429,200
Unibail-Rodamco-Westfield REIT*	32,538	1,742,607
Valeo SE	54,858	1,070,735
Veolia Environnement SA	185,033	5,790,489
Vinci SA	144,404	16,121,946
Vivendi SE	190,066	1,733,286
Wendel SE	6,968	638,083
Worldline SA, 144A*	64,363	2,099,345

(Cost $359,147,637)		493,493,962

Germany - 7.8%
adidas AG	44,008	8,800,541
Allianz SE	109,418	26,618,559
BASF SE	242,994	12,328,729
Bayer AG	266,699	14,615,926
Bayerische Motoren Werke AG	81,575	8,595,259
Bechtle AG	21,710	1,057,944
Beiersdorf AG	27,298	3,575,753
Brenntag SE	40,429	3,276,542
Carl Zeiss Meditec AG	10,916	1,085,669
Commerzbank AG	289,699	3,188,473
Continental AG	30,078	2,238,048

Covestro AG, 144A*	52,626	2,800,181
Daimler Truck Holding AG	134,099	4,724,381
Delivery Hero SE, 144A*	48,123	1,759,845
Deutsche Bank AG(c)	526,980	5,744,025
Deutsche Boerse AG	51,584	9,164,972
Deutsche Lufthansa AG*	159,643	1,427,630
Deutsche Telekom AG	879,787	18,833,819
DHL Group	269,323	12,582,567
E.ON SE	610,273	7,530,713
Evonik Industries AG	55,059	1,057,046
Fresenius Medical Care AG & Co. KGaA	55,891	2,699,972
Fresenius SE & Co. KGaA	114,753	3,684,446
GEA Group AG	42,285	1,669,004
Hannover Rueck SE	16,328	3,474,660
Heidelberg Materials AG	39,384	3,172,206
HelloFresh SE*	42,271	1,366,847
Henkel AG & Co. KGaA	28,163	1,947,750
Infineon Technologies AG	354,715	12,698,738
Knorr-Bremse AG	19,377	1,325,823
LEG Immobilien SE*	19,858	1,434,100
Mercedes-Benz Group AG	217,796	15,950,733
Merck KGaA	35,093	6,316,817
MTU Aero Engines AG	14,696	3,438,906
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,977	14,362,398
Nemetschek SE	14,913	1,030,734
Puma SE	28,163	1,893,391
Rational AG	1,324	1,010,001
Rheinmetall AG	11,840	3,226,368
RWE AG	171,838	7,091,820
SAP SE	283,437	39,592,191
Scout24 SE, 144A	20,931	1,443,954
Siemens AG	206,330	31,072,184
Siemens Energy AG*	142,389	2,031,899
Siemens Healthineers AG, 144A	76,871	3,855,174
Symrise AG	36,217	3,776,388
Talanx AG	17,548	1,180,699
Telefonica Deutschland Holding AG	246,004	467,887
Volkswagen AG	8,049	1,151,215
Vonovia SE	199,809	4,790,419
Wacker Chemie AG	4,590	677,393
Zalando SE, 144A*	59,272	1,846,524

(Cost $310,002,657)		330,687,263

Hong Kong - 2.5%
AIA Group Ltd.	3,134,444	28,457,339
BOC Hong Kong Holdings Ltd.	1,001,642	2,784,343
Budweiser Brewing Co. APAC Ltd., 144A	469,254	1,017,210
CK Asset Holdings Ltd.	535,343	2,955,792
CK Hutchison Holdings Ltd.	731,366	3,986,802
CK Infrastructure Holdings Ltd.	167,096	845,883
CLP Holdings Ltd.	444,943	3,489,260
ESR Group Ltd., 144A	599,987	901,241
Futu Holdings Ltd., ADR*	15,887	946,865
Galaxy Entertainment Group Ltd.*	593,656	3,928,765
Hang Lung Properties Ltd.	500,193	668,425
Hang Seng Bank Ltd.	206,885	2,638,049
Henderson Land Development Co. Ltd.	396,846	1,090,493
HKT Trust & HKT Ltd.(a)	1,016,024	1,083,089
Hong Kong & China Gas Co. Ltd.	3,036,333	2,233,978
Hong Kong Exchanges & Clearing Ltd.	327,021	12,676,606
Hongkong Land Holdings Ltd.	301,300	1,069,615
Jardine Matheson Holdings Ltd.	42,857	2,038,279
Link REIT	686,145	3,403,449
MTR Corp. Ltd.	426,679	1,781,830
New World Development Co. Ltd.	412,961	877,279
Power Assets Holdings Ltd.	375,693	1,851,554
Prudential PLC	748,393	9,160,204
Sino Land Co. Ltd.	973,604	1,116,081
SITC International Holdings Co. Ltd.	376,281	701,477
Sun Hung Kai Properties Ltd.	391,712	4,410,434
Swire Pacific Ltd., Class A	116,115	957,958
Swire Properties Ltd.	318,790	666,657
Techtronic Industries Co. Ltd.	374,303	3,698,953
WH Group Ltd., 144A	2,263,585	1,166,090
Wharf Real Estate Investment Co. Ltd.	442,530	1,845,203
Xinyi Glass Holdings Ltd.	442,666	653,640

(Cost $116,146,330)		105,102,843

Ireland - 1.2%
AerCap Holdings NV*	42,135	2,592,145
AIB Group PLC	392,585	1,788,790
Bank of Ireland Group PLC	281,151	2,804,160
CRH PLC	197,143	11,355,575
DCC PLC	27,055	1,483,006
Experian PLC	250,086	8,750,270
Flutter Entertainment PLC*	47,973	8,734,082
James Hardie Industries PLC CDI*	120,097	3,620,819
Kerry Group PLC, Class A	43,314	4,045,786
Kingspan Group PLC	42,046	3,559,870
Smurfit Kappa Group PLC	70,996	2,985,461

(Cost $37,218,580)		51,719,964

Israel - 0.6%
Azrieli Group Ltd.	12,276	659,144
Bank Hapoalim BM	349,095	2,895,165
Bank Leumi Le-Israel BM	422,478	3,284,909
Check Point Software Technologies Ltd.*	25,183	3,389,380
CyberArk Software Ltd.*	11,433	1,898,335

Elbit Systems Ltd.	6,979	1,373,210
Global-e Online Ltd.*	24,908	987,104
ICL Group Ltd.	203,594	1,220,584
Israel Discount Bank Ltd., Class A	329,252	1,649,269
Mizrahi Tefahot Bank Ltd.	41,235	1,357,495
Monday.com Ltd.*	5,953	1,056,300
Nice Ltd.*	17,246	3,410,156
Teva Pharmaceutical Industries Ltd., ADR*	305,133	2,978,098
Wix.com Ltd.*	14,393	1,421,597

(Cost $26,771,631)		27,580,746

Italy - 2.2%
Amplifon SpA	32,446	1,056,892
Assicurazioni Generali SpA	274,763	5,699,581
Davide Campari-Milano NV	141,615	1,853,473
DiaSorin SpA	6,618	700,113
Enel SpA	2,208,542	14,871,917
Eni SpA	641,572	9,937,221
Ferrari NV	34,221	10,872,515
FinecoBank Banca Fineco SpA	164,026	2,251,729
Infrastrutture Wireless Italiane SpA, 144A	90,019	1,114,243
Intesa Sanpaolo SpA	4,222,666	11,318,918
Mediobanca Banca di Credito Finanziario SpA	151,247	1,979,538
Moncler SpA	56,132	3,812,694
Nexi SpA, 144A*	154,390	1,110,282
Poste Italiane SpA, 144A	139,154	1,547,395
Prysmian SpA	71,386	2,925,227
Recordati Industria Chimica e Farmaceutica SpA	27,872	1,401,744
Snam SpA	548,970	2,835,894
Telecom Italia SpA*	2,780,979	863,957
Terna - Rete Elettrica Nazionale	383,746	3,170,798
UniCredit SpA	500,662	12,250,383

(Cost $72,916,460)		91,574,514

Japan - 22.4%
Advantest Corp.	52,000	6,544,005
Aeon Co. Ltd.(b)	178,300	3,699,699
AGC, Inc.	51,700	1,816,847
Aisin Corp.	40,654	1,359,930
Ajinomoto Co., Inc.	122,347	5,190,887
ANA Holdings, Inc.*(b)	42,900	970,075
Asahi Group Holdings Ltd.	131,165	5,116,963
Asahi Intecc Co. Ltd.	56,500	1,152,174
Asahi Kasei Corp.	346,500	2,242,920
Astellas Pharma, Inc.	491,932	7,487,429
Azbil Corp.	31,800	1,062,222
Bandai Namco Holdings, Inc.	163,200	3,793,549
BayCurrent Consulting, Inc.	35,200	1,212,809
Bridgestone Corp.	155,276	6,041,565
Brother Industries Ltd.	62,200	1,055,299
Canon, Inc.	271,886	6,704,883
Capcom Co. Ltd.	47,200	1,992,849
Central Japan Railway Co.	39,154	5,029,645
Chiba Bank Ltd.	139,600	999,302
Chubu Electric Power Co., Inc.	172,600	2,307,344
Chugai Pharmaceutical Co. Ltd.	182,600	5,593,651
Concordia Financial Group Ltd.	290,515	1,290,690
CyberAgent, Inc.	123,200	785,797
Dai Nippon Printing Co. Ltd.	59,900	1,639,793
Daifuku Co. Ltd.	80,863	1,496,990
Dai-ichi Life Holdings, Inc.	255,638	4,764,167
Daiichi Sankyo Co. Ltd.	502,293	14,841,456
Daikin Industries Ltd.	71,688	12,428,811
Daito Trust Construction Co. Ltd.	17,013	1,878,510
Daiwa House Industry Co. Ltd.	162,136	4,510,990
Daiwa House REIT Investment Corp. REIT	613	1,163,687
Daiwa Securities Group, Inc.	354,887	2,022,072
Denso Corp.	117,953	8,073,775
Dentsu Group, Inc.	54,000	1,616,344
Disco Corp.	25,000	4,939,173
East Japan Railway Co.	82,153	4,648,156
Eisai Co. Ltd.	68,552	4,362,036
ENEOS Holdings, Inc.	787,528	2,956,985
FANUC Corp.	259,085	7,395,306
Fast Retailing Co. Ltd.	47,551	10,942,008
Fuji Electric Co. Ltd.	33,200	1,568,782
FUJIFILM Holdings Corp.	101,454	6,006,562
Fujitsu Ltd.	47,802	5,981,205
GLP J REIT	1,311	1,237,158
GMO Payment Gateway, Inc.	10,700	678,646
Hakuhodo DY Holdings, Inc.	56,059	533,060
Hamamatsu Photonics KK	37,800	1,752,629
Hankyu Hanshin Holdings, Inc.	62,540	2,248,079
Hikari Tsushin, Inc.	5,500	917,076
Hirose Electric Co. Ltd.	8,566	1,039,436
Hitachi Construction Machinery Co. Ltd.	29,100	908,231
Hitachi Ltd.	254,701	16,970,147
Honda Motor Co. Ltd.	418,299	13,521,153
Hoshizaki Corp.	28,700	1,103,459
Hoya Corp.	96,174	10,678,655
Hulic Co. Ltd.	101,000	907,990
Ibiden Co. Ltd.	30,200	1,824,931
Idemitsu Kosan Co. Ltd.	51,884	1,103,687
Iida Group Holdings Co. Ltd.	45,400	744,991

Inpex Corp.	264,017	3,692,736
Isuzu Motors Ltd.	158,200	2,033,293
ITOCHU Corp.	322,854	12,142,390
Itochu Techno-Solutions Corp.	26,600	790,714
Japan Airlines Co. Ltd.	37,773	779,111
Japan Exchange Group, Inc.	133,678	2,336,459
Japan Metropolitan Fund Invest REIT	1,939	1,303,373
Japan Post Bank Co. Ltd.	394,158	3,165,563
Japan Post Holdings Co. Ltd.	610,913	4,690,126
Japan Post Insurance Co. Ltd.	50,700	818,023
Japan Real Estate Investment Corp. REIT	351	1,459,535
Japan Tobacco, Inc.	325,841	7,146,353
JFE Holdings, Inc.	130,885	2,072,192
JSR Corp.	47,100	1,317,550
Kajima Corp.	112,900	1,888,327
Kansai Electric Power Co., Inc.	188,267	2,683,706
Kao Corp.	126,704	4,910,711
Kawasaki Kisen Kaisha Ltd.	36,700	1,232,456
KDDI Corp.	406,633	12,087,616
Keio Corp.	28,660	992,793
Keisei Electric Railway Co. Ltd.	35,828	1,373,577
Keyence Corp.	52,870	21,991,769
Kikkoman Corp.	36,482	2,112,769
Kintetsu Group Holdings Co. Ltd.	48,440	1,534,485
Kirin Holdings Co. Ltd.	212,723	2,991,383
Kobayashi Pharmaceutical Co. Ltd.	13,400	663,300
Kobe Bussan Co. Ltd.	41,000	1,021,231
Koei Tecmo Holdings Co. Ltd.	33,000	513,162
Koito Manufacturing Co. Ltd.	55,200	939,191
Komatsu Ltd.	251,473	7,172,844
Konami Group Corp.	28,066	1,631,163
Kose Corp.	8,600	714,623
Kubota Corp.	275,681	4,424,311
Kurita Water Industries Ltd.	28,700	1,121,015
Kyocera Corp.	87,400	4,492,094
Kyowa Kirin Co. Ltd.	71,100	1,305,011
Lasertec Corp.	20,500	3,194,869
Lixil Corp.	79,700	999,434
M3, Inc.	117,042	2,335,692
Makita Corp.	60,200	1,654,212
Marubeni Corp.	392,400	6,430,996
MatsukiyoCocokara & Co.	30,800	1,815,251
Mazda Motor Corp.	154,500	1,627,350
McDonald’s Holdings Co. Japan Ltd.	22,522	896,267
MEIJI Holdings Co. Ltd.	63,780	1,600,911
MINEBEA MITSUMI, Inc.	98,220	1,671,148
MISUMI Group, Inc.	75,600	1,321,617
Mitsubishi Chemical Group Corp.	353,500	2,114,513
Mitsubishi Corp.	312,225	15,442,256
Mitsubishi Electric Corp.	525,379	6,857,244
Mitsubishi Estate Co. Ltd.	307,651	3,938,280
Mitsubishi HC Capital, Inc.	221,700	1,442,852
Mitsubishi Heavy Industries Ltd.	86,999	4,945,062
Mitsubishi UFJ Financial Group, Inc.	3,099,752	24,788,216
Mitsui & Co. Ltd.	356,560	13,312,031
Mitsui Chemicals, Inc.	44,300	1,204,514
Mitsui Fudosan Co. Ltd.	242,226	5,314,172
Mitsui OSK Lines Ltd.	93,500	2,593,670
Mizuho Financial Group, Inc.	654,958	10,848,818
MonotaRO Co. Ltd.	66,800	790,609
MS&AD Insurance Group Holdings, Inc.	116,421	4,192,900
Murata Manufacturing Co. Ltd.	156,177	8,785,929
NEC Corp.	66,759	3,526,648
Nexon Co. Ltd.	93,045	1,891,021
NGK Insulators Ltd.	66,800	887,943
Nidec Corp.	113,746	5,966,593
Nintendo Co. Ltd.	282,210	12,155,813
Nippon Building Fund, Inc. REIT	421	1,779,546
NIPPON EXPRESS HOLDINGS, Inc.	19,600	1,019,639
Nippon Paint Holdings Co. Ltd.	259,610	2,009,147
Nippon Prologis REIT, Inc. REIT	623	1,254,178
Nippon Sanso Holdings Corp.	45,300	1,095,021
Nippon Steel Corp.	232,909	5,517,972
Nippon Telegraph & Telephone Corp.	8,114,450	9,386,315
Nippon Yusen KK	131,700	3,517,552
Nissan Chemical Corp.	34,949	1,500,817
Nissan Motor Co. Ltd.	633,442	2,702,779
Nissin Foods Holdings Co. Ltd.	16,800	1,468,752
Nitori Holdings Co. Ltd.	21,801	2,490,344
Nitto Denko Corp.	38,724	2,647,961
Nomura Holdings, Inc.	821,054	3,183,880
Nomura Real Estate Holdings, Inc.	29,236	737,054
Nomura Real Estate Master Fund, Inc. REIT	1,118	1,314,752
Nomura Research Institute Ltd.	105,443	3,032,949
NTT Data Group Corp.	172,634	2,326,783
Obayashi Corp.	170,400	1,544,779
Obic Co. Ltd.	19,000	3,307,811
Odakyu Electric Railway Co. Ltd.	85,550	1,273,592
Oji Holdings Corp.	237,268	971,935
Olympus Corp.	344,916	4,671,343
Omron Corp.	47,092	2,277,972
Ono Pharmaceutical Co. Ltd.	106,006	2,011,997
Open House Group Co. Ltd.	19,600	663,594
Oracle Corp.	9,700	678,023
Oriental Land Co. Ltd.	296,400	10,693,176

ORIX Corp.	319,646	5,975,718
Osaka Gas Co. Ltd.	99,500	1,593,422
Otsuka Corp.	31,500	1,406,182
Otsuka Holdings Co. Ltd.	106,367	4,054,513
Pan Pacific International Holdings Corp.	103,072	2,057,615
Panasonic Holdings Corp.	600,685	6,933,918
Persol Holdings Co. Ltd.	48,200	826,551
Rakuten Group, Inc.	393,186	1,535,775
Recruit Holdings Co. Ltd.	391,653	14,051,539
Renesas Electronics Corp. *	345,900	5,825,822
Resona Holdings, Inc.	583,425	3,096,870
Ricoh Co. Ltd.	144,200	1,177,426
Rohm Co. Ltd.	23,800	1,990,763
SBI Holdings, Inc.	65,225	1,333,908
SCSK Corp.	43,200	750,013
Secom Co. Ltd.	57,200	4,008,069
Seiko Epson Corp.	79,259	1,243,401
Sekisui Chemical Co. Ltd.	106,000	1,629,032
Sekisui House Ltd.	163,051	3,328,932
Seven & i Holdings Co. Ltd.	204,676	8,413,809
SG Holdings Co. Ltd.	85,900	1,242,198
Sharp Corp.*	72,973	449,840
Shimadzu Corp.	63,900	1,882,370
Shimano, Inc.	20,994	3,087,883
Shimizu Corp.	155,500	1,047,069
Shin-Etsu Chemical Co. Ltd.	495,220	15,857,796
Shionogi & Co. Ltd.	71,495	3,153,259
Shiseido Co. Ltd.	108,957	4,430,321
Shizuoka Financial Group, Inc.	128,700	1,048,211
SMC Corp.	15,582	7,561,010
SoftBank Corp.	779,400	8,945,998
SoftBank Group Corp.	279,528	12,574,389
Sompo Holdings, Inc.	80,335	3,504,493
Sony Group Corp.	342,516	28,591,064
Square Enix Holdings Co. Ltd.	23,500	893,192
Subaru Corp.	167,734	3,238,934
SUMCO Corp.	94,900	1,269,943
Sumitomo Chemical Co. Ltd.	380,522	1,055,037
Sumitomo Corp.	284,376	5,861,670
Sumitomo Electric Industries Ltd.	193,400	2,373,385
Sumitomo Metal Mining Co. Ltd.	66,100	2,053,486
Sumitomo Mitsui Financial Group, Inc.	344,415	15,815,228
Sumitomo Mitsui Trust Holdings, Inc.	87,981	3,296,226
Sumitomo Realty & Development Co. Ltd.	78,303	2,006,886
Suntory Beverage & Food Ltd.	37,900	1,227,950
Suzuki Motor Corp.	100,326	3,954,566
Sysmex Corp.	44,707	2,381,690
T&D Holdings, Inc.	133,500	2,122,769
Taisei Corp.	46,415	1,564,128
Takeda Pharmaceutical Co. Ltd.	429,711	13,314,115
TDK Corp.	106,072	3,874,130
Terumo Corp.	183,244	5,557,963
TIS, Inc.	60,700	1,433,904
Tobu Railway Co. Ltd.	49,979	1,371,636
Toho Co. Ltd.	31,200	1,191,216
Tokio Marine Holdings, Inc.	489,350	10,853,517
Tokyo Electric Power Co. Holdings, Inc.*	403,700	1,775,786
Tokyo Electron Ltd.	127,992	18,979,535
Tokyo Gas Co. Ltd.	106,480	2,471,445
Tokyu Corp.	138,110	1,747,080
TOPPAN, Inc.	67,489	1,633,244
Toray Industries, Inc.	371,043	2,004,721
Toshiba Corp.	112,316	3,552,550
Tosoh Corp.	66,240	858,646
TOTO Ltd.	36,015	988,899
Toyota Industries Corp.	39,400	2,789,237
Toyota Motor Corp.	2,878,820	49,762,757
Toyota Tsusho Corp.	57,411	3,430,968
Trend Micro, Inc.	36,776	1,564,361
Unicharm Corp.	109,700	4,382,119
USS Co. Ltd.	56,600	989,853
Welcia Holdings Co. Ltd.	23,200	426,943
West Japan Railway Co.	59,106	2,560,942
Yakult Honsha Co. Ltd.	34,179	1,793,343
Yamaha Corp.	38,681	1,196,095
Yamaha Motor Co. Ltd.	80,274	2,084,989
Yamato Holdings Co. Ltd.	74,671	1,404,428
Yaskawa Electric Corp.(b)	64,320	2,529,123
Yokogawa Electric Corp.	60,344	1,198,004
Z Holdings Corp.	718,100	2,160,790
Zensho Holdings Co. Ltd.	25,400	1,198,642
ZOZO, Inc.	36,297	725,840

(Cost $786,664,944)		949,559,209

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,337,714)	45,698	1,267,218

Luxembourg - 0.2%
ArcelorMittal SA	140,008	3,724,089
Eurofins Scientific SE	36,793	2,267,718
Tenaris SA	128,532	2,057,157

(Cost $7,044,782)		8,048,964

Macau - 0.1%
Sands China Ltd.*
(Cost $2,517,672)	659,777	2,233,652

Netherlands - 4.7%
ABN AMRO Bank NV, 144A	106,258	1,566,428

Adyen NV, 144A*	5,900	4,942,199
Aegon NV	460,575	2,367,273
Akzo Nobel NV	46,539	3,786,863
Argenx SE*	15,196	7,658,877
ASM International NV	12,746	6,153,168
ASML Holding NV	109,404	72,116,567
ASR Nederland NV	43,453	1,902,165
BE Semiconductor Industries NV	20,937	2,408,793
Euronext NV, 144A	22,510	1,626,842
EXOR NV	29,339	2,600,457
Heineken Holding NV	35,299	2,828,633
Heineken NV	78,111	7,607,728
IMCD NV	15,046	2,076,101
ING Groep NV	983,077	13,964,601
JDE Peet’s NV	35,381	985,224
Koninklijke Ahold Delhaize NV	263,235	8,613,122
Koninklijke KPN NV	874,273	3,059,255
Koninklijke Philips NV*	252,286	5,690,182
NN Group NV	68,199	2,629,720
OCI NV*	28,177	713,736
Prosus NV*	190,460	13,172,190
QIAGEN NV*	61,843	2,829,240
Randstad NV	29,965	1,760,447
Stellantis NV	600,788	11,189,559
Universal Music Group NV	222,650	5,526,348
Wolters Kluwer NV	69,888	8,427,080

(Cost $135,320,152)		198,202,798

New Zealand - 0.2%
Auckland International Airport Ltd.*	335,750	1,563,623
Fisher & Paykel Healthcare Corp. Ltd.	158,425	2,145,388
Mercury NZ Ltd.	186,141	688,730
Meridian Energy Ltd.	339,774	1,086,988
Spark New Zealand Ltd.	503,657	1,524,179
Xero Ltd.*	39,267	3,182,927

(Cost $8,914,958)		10,191,835

Norway - 0.7%
Adevinta ASA*	72,727	518,516
Aker BP ASA	85,749	2,327,677
DNB Bank ASA	251,854	4,988,897
Equinor ASA	244,609	7,551,066
Gjensidige Forsikring ASA	55,734	867,592
Kongsberg Gruppen ASA	23,681	981,836
Mowi ASA	119,850	2,175,668
Norsk Hydro ASA	364,222	2,024,655
Orkla ASA	202,864	1,550,908
Salmar ASA	20,438	999,629
Telenor ASA	191,430	2,050,836
Yara International ASA	43,684	1,597,930

(Cost $28,345,520)		27,635,210

Portugal - 0.2%
EDP - Energias de Portugal SA	851,225	3,882,249
Galp Energia SGPS SA	133,442	1,838,387
Jeronimo Martins SGPS SA	77,023	1,962,718

(Cost $6,513,139)		7,683,354

Singapore - 1.4%
CapitaLand Ascendas REIT	1,021,299	2,093,306
CapitaLand Integrated Commercial Trust REIT	1,432,934	2,025,161
CapitaLand Investment Ltd.	707,300	1,695,699
City Developments Ltd.	130,800	646,523
DBS Group Holdings Ltd.	491,487	12,110,339
Genting Singapore Ltd.	1,653,878	1,070,808
Grab Holdings Ltd., Class A*	511,341	1,927,756
Jardine Cycle & Carriage Ltd.	27,700	684,993
Keppel Corp. Ltd.	388,900	1,997,089
Mapletree Logistics Trust REIT	930,275	1,156,433
Mapletree Pan Asia Commercial Trust REIT	660,300	742,651
Oversea-Chinese Banking Corp. Ltd.	918,087	8,525,652
Sea Ltd., ADR*	99,189	3,732,482
Seatrium Ltd.*	12,105,460	1,298,821
Sembcorp Industries Ltd.	244,400	967,509
Singapore Airlines Ltd.	405,450	2,061,076
Singapore Exchange Ltd.	226,500	1,613,966
Singapore Technologies Engineering Ltd.	424,300	1,196,184
Singapore Telecommunications Ltd.	2,244,889	3,953,410
United Overseas Bank Ltd.	343,454	7,227,668
UOL Group Ltd.	121,081	594,900
Wilmar International Ltd.	516,266	1,443,994

(Cost $62,105,114)		58,766,420

Spain - 2.6%
Acciona SA	6,649	950,618
ACS Actividades de Construccion y Servicios SA	57,944	2,035,116
Aena SME SA, 144A	20,380	3,204,364
Amadeus IT Group SA	122,451	8,404,962
Banco Bilbao Vizcaya Argentaria SA	1,620,135	12,764,867
Banco Santander SA	4,394,193	17,162,974
CaixaBank SA	1,120,517	4,536,934
Cellnex Telecom SA, 144A*	154,046	5,896,507
Corp ACCIONA Energias Renovables SA	18,753	557,988
EDP Renovaveis SA	84,464	1,548,305
Enagas SA	66,601	1,137,086
Endesa SA	86,121	1,791,131
Ferrovial SE	138,941	4,406,827

Grifols SA*	77,763	1,066,256
Iberdrola SA	1,651,011	19,621,410
Industria de Diseno Textil SA	296,000	11,349,420
Naturgy Energy Group SA	35,183	1,020,150
Redeia Corp. SA	109,771	1,786,049
Repsol SA	347,057	5,351,433
Telefonica SA	1,405,651	5,828,611

(Cost $113,776,722)		110,421,008

Sweden - 2.7%
Alfa Laval AB	78,871	2,774,911
Assa Abloy AB, Class B	272,742	6,150,614
Atlas Copco AB, Class A	729,215	9,654,264
Atlas Copco AB, Class B	424,085	4,894,108
Beijer Ref AB	105,566	1,212,970
Boliden AB	75,125	2,000,520
Epiroc AB, Class A	181,408	3,489,476
Epiroc AB, Class B	103,313	1,694,754
EQT AB	96,592	1,947,985
Essity AB, Class B	165,833	3,872,996
Evolution AB, 144A	49,848	5,400,712
Fastighets AB Balder, Class B*	175,638	842,215
Getinge AB, Class B	61,625	1,071,409
H & M Hennes & Mauritz AB, Class B	175,803	2,689,271
Hexagon AB, Class B	564,763	5,050,034
Holmen AB, Class B	24,375	925,041
Husqvarna AB, Class B	96,900	836,375
Industrivarden AB, Class A	36,561	954,056
Industrivarden AB, Class C	40,954	1,066,820
Indutrade AB	74,025	1,424,585
Investment AB Latour, Class B	37,844	689,408
Investor AB, Class B	470,512	9,072,027
L E Lundbergforetagen AB, Class B	21,357	869,612
Lifco AB, Class B	63,922	1,172,356
Nibe Industrier AB, Class B	412,850	3,098,873
Saab AB, Class B	20,700	1,093,942
Sagax AB, Class B	54,675	1,139,094
Sandvik AB	290,159	5,496,550
Securitas AB, Class B	130,168	1,061,223
Skandinaviska Enskilda Banken AB, Class A	427,606	4,965,986
Skanska AB, Class B	91,674	1,344,736
SKF AB, Class B	90,402	1,467,685
Svenska Cellulosa AB SCA, Class B	163,172	2,175,925
Svenska Handelsbanken AB, Class A	397,072	3,313,376
Swedbank AB, Class A	230,899	4,094,537
Swedish Orphan Biovitrum AB*(b)	53,611	1,036,132
Tele2 AB, Class B	140,942	995,612
Telefonaktiebolaget LM Ericsson, Class B	795,900	4,094,903
Telia Co. AB	627,130	1,266,461
Volvo AB, Class A	56,173	1,151,319
Volvo AB, Class B	408,409	8,251,365
Volvo Car AB, Class B*	149,351	569,112

(Cost $111,197,829)		116,373,350

Switzerland - 10.7%
ABB Ltd.	434,376	16,566,624
Adecco Group AG	42,434	1,831,673
Alcon, Inc.	135,703	11,355,823
Bachem Holding AG	9,469	885,960
Baloise Holding AG	12,608	1,972,520
Banque Cantonale Vaudoise	7,799	845,808
Barry Callebaut AG	986	1,721,189
BKW AG	5,801	998,191
Chocoladefabriken Lindt & Spruengli AG	29	3,420,841
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	262	3,135,043
Cie Financiere Richemont SA, Class A	141,779	20,158,988
Clariant AG*	55,492	925,966
Coca-Cola HBC AG*	59,933	1,729,530
DSM-Firmenich AG	50,515	4,664,174
Dufry AG*	25,922	1,155,023
EMS-Chemie Holding AG	1,882	1,415,734
Geberit AG	9,030	4,688,015
Givaudan SA	2,513	8,386,624
Glencore PLC	2,861,706	15,278,455
Helvetia Holding AG	10,191	1,552,848
Holcim AG*	141,501	9,380,538
Julius Baer Group Ltd.	55,736	3,877,891
Kuehne + Nagel International AG	14,779	4,448,674
Logitech International SA	44,868	3,111,579
Lonza Group AG	20,234	11,198,735
Nestle SA	724,253	87,236,678
Novartis AG	556,171	56,230,975
Partners Group Holding AG	6,174	6,676,181
Roche Holding AG	190,644	56,177,770
Roche Holding AG	8,716	2,725,261
Schindler Holding AG	6,413	1,349,609
Schindler Holding AG Participation Certificates	11,072	2,471,098
SGS SA	40,687	3,702,294
SIG Group AG*	82,662	2,178,493
Sika AG	39,828	11,289,898
Sonova Holding AG	14,159	3,745,920
STMicroelectronics NV	185,495	8,782,848
Straumann Holding AG	30,517	4,629,284
Swatch Group AG - Bearer	7,867	2,214,890
Swatch Group AG - Registered	14,383	767,712

Swiss Life Holding AG	8,038	5,046,556
Swiss Prime Site AG	20,220	1,943,372
Swiss Re AG	81,939	7,968,031
Swisscom AG	7,049	4,293,159
Temenos AG	17,279	1,374,339
UBS Group AG	892,920	23,754,593
VAT Group AG, 144A	7,357	2,951,628
Zurich Insurance Group AG	40,829	19,181,565

(Cost $349,107,969)		451,398,600

United Kingdom - 13.6%
3i Group PLC	264,601	6,682,148
abrdn PLC	523,732	1,095,379
Admiral Group PLC	56,329	1,776,805
Anglo American PLC	345,883	9,203,654
Ashtead Group PLC	119,070	8,332,291
Associated British Foods PLC	93,317	2,355,415
AstraZeneca PLC	420,668	56,818,077
Auto Trader Group PLC, 144A	244,051	1,874,771
Aviva PLC	747,281	3,551,854
BAE Systems PLC	827,248	10,558,182
Barclays PLC	4,233,044	7,902,068
Barratt Developments PLC	263,707	1,514,313
Berkeley Group Holdings PLC	27,732	1,426,667
BP PLC	4,711,319	29,095,479
British American Tobacco PLC	576,734	19,160,173
BT Group PLC	1,759,617	2,576,822
Bunzl PLC	91,988	3,297,813
Burberry Group PLC	102,922	2,847,536
Centrica PLC	1,512,859	2,908,275
CNH Industrial NV	278,398	3,858,040
Coca-Cola Europacific Partners PLC	56,008	3,590,673
Compass Group PLC	470,871	11,888,242
Croda International PLC	38,222	2,673,734
Diageo PLC	609,947	25,061,922
Endeavour Mining PLC	48,541	991,863
Entain PLC	174,656	2,561,020
GSK PLC	1,111,031	19,546,737
Haleon PLC	1,503,911	6,144,128
Halma PLC	103,530	2,811,897
Hargreaves Lansdown PLC	93,267	899,363
HSBC Holdings PLC	5,365,936	39,636,647
Imperial Brands PLC	233,747	5,298,905
Informa PLC	383,123	3,546,869
InterContinental Hotels Group PLC	45,888	3,461,117
Intertek Group PLC	44,084	2,312,010
J Sainsbury PLC	447,305	1,530,512
JD Sports Fashion PLC	679,531	1,250,356
Johnson Matthey PLC	48,748	1,006,590
Kingfisher PLC	521,698	1,546,477
Land Securities Group PLC REIT	194,615	1,485,641
Legal & General Group PLC	1,634,176	4,527,474
Lloyds Banking Group PLC	17,511,271	9,395,735
London Stock Exchange Group PLC	108,554	11,246,084
M&G PLC	602,570	1,457,972
Melrose Industries PLC	367,979	2,389,516
Mondi PLC	130,149	2,166,430
National Grid PLC	1,000,306	12,547,701
NatWest Group PLC	1,581,038	4,614,590
Next PLC	32,337	2,862,602
Ocado Group PLC*	154,708	1,708,199
Pearson PLC	170,718	1,814,469
Persimmon PLC	85,779	1,158,368
Phoenix Group Holdings PLC	199,824	1,318,845
Reckitt Benckiser Group PLC	194,704	14,064,052
RELX PLC	514,042	16,787,650
Rentokil Initial PLC	686,452	5,233,241
Rio Tinto PLC	305,587	18,862,320
Rolls-Royce Holdings PLC*	2,285,670	6,436,672
Sage Group PLC	278,821	3,429,676
Schroders PLC	211,504	1,103,350
Segro PLC REIT	314,133	2,934,439
Severn Trent PLC	69,306	2,107,126
Shell PLC	1,819,878	55,595,280
Smith & Nephew PLC	238,028	3,226,415
Smiths Group PLC	96,584	2,006,584
Spirax-Sarco Engineering PLC	20,145	2,586,422
SSE PLC	297,005	6,119,645
St James’s Place PLC	151,371	1,696,665
Standard Chartered PLC	645,446	5,818,409
Taylor Wimpey PLC	929,901	1,346,453
Tesco PLC	1,944,573	6,545,219
Unilever PLC	682,224	34,932,662
United Utilities Group PLC	182,787	2,192,823
Vodafone Group PLC	6,259,181	5,804,921
Whitbread PLC	52,783	2,300,175
Wise PLC, Class A*	162,727	1,319,726
WPP PLC	294,057	2,852,695

(Cost $582,857,313)		576,591,070

TOTAL COMMON STOCKS (Cost $3,575,914,947)		4,142,405,166

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	15,810	1,521,493
Dr Ing hc F Porsche AG, 144A	30,962	3,419,477
Henkel AG & Co. KGaA	46,028	3,529,670
Porsche Automobil Holding SE	41,378	2,224,120

Sartorius AG	7,136	2,920,293
Volkswagen AG	56,054	6,870,818

(Cost $23,955,135)		20,485,871

RIGHTS - 0.0%
Sweden - 0.0%
Swedish Orphan Biovitrum AB*(b), expires 9/18/23
(Cost $0)	45,289	40,910

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	255,836	244,729

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
(Cost $9,139,400)	9,139,400	9,139,400

CASH EQUIVALENTS - 1.1%
DWS ESG Liquidity Fund “Capital Shares”, 5.43%(d)	11,912,706	11,910,324
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)	31,687,231	31,687,231

TOTAL CASH EQUIVALENTS (Cost $43,599,937)		43,597,555

TOTAL INVESTMENTS - 99.7% (Cost $3,652,609,419)		$4,215,913,631
Other assets and liabilities, net - 0.3%		14,191,896

NET ASSETS - 100.0%		$4,230,105,527

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
5,204,808	416,625	(259,509)	(603,909)	986,010	—	—	526,980	5,744,025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
72,167,804	—	(63,028,404)(f)	—	—	51,670	—	9,139,400	9,139,400
CASH EQUIVALENTS — 1.1%
DWS ESG Liquidity Fund “Capital Shares”, 5.43%(d)
11,805,537	103,626	—	—	1,161	158,230	—	11,912,706	11,910,324
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
42,151,828	240,594,959	(251,059,556)	—	—	782,313	—	31,687,231	31,687,231

131,329,977	241,115,210	(314,347,469)	(603,909)	987,171	992,213	—	53,266,317	58,480,980

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $8,514,467, which is 0.2% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$767,388,669	18.4%
Industrials	672,478,290	16.2
Health Care	557,968,512	13.4
Consumer Discretionary	507,730,727	12.2
Consumer Staples	415,770,267	10.0
Information Technology	336,723,896	8.1
Materials	310,136,634	7.4
Energy	185,564,513	4.5
Communication Services	170,443,994	4.1
Utilities	141,568,852	3.4
Real Estate	97,402,322	2.3

Total	$4,163,176,676	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	13	$2,156,739	$2,099,485	9/15/2023	$(57,254)
CAC40 10 EURO Futures	EUR	75	5,955,532	5,959,997	9/15/2023	4,465
DAX Index Futures	EUR	8	3,510,871	3,469,705	9/15/2023	(41,166)
EURO STOXX 50 Futures	EUR	165	7,773,515	7,716,726	9/15/2023	(56,789)
FTSE 100 Index Futures	GBP	80	7,673,252	7,562,802	9/15/2023	(110,450)
FTSE/MIB Index Futures	EUR	2	297,517	313,182	9/15/2023	15,665
IBEX 35 Index Futures	EUR	15	1,529,965	1,551,006	9/15/2023	21,041
MSCI EAFE Futures	USD	175	18,920,125	18,456,375	9/15/2023	(463,750)
MSCI Singapore Index Futures	SGD	23	471,286	483,588	9/28/2023	12,302
OMXS30 Index Futures	SEK	45	901,765	899,712	9/15/2023	(2,053)
SPI 200 Futures	AUD	20	2,283,715	2,356,919	9/21/2023	73,204
SWISS MID CAP Futures	CHF	175	5,355,595	5,241,977	9/15/2023	(113,618)
TOPIX Index Futures	JPY	45	6,964,654	7,207,980	9/07/2023	243,326

Total net unrealized depreciation						$(475,077)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/5/2023	AUD	9,076,000	USD	6,122,897	$241,014	$—
RBC Capital Markets	9/5/2023	AUD	4,593,700	USD	3,099,048	122,009	—
RBC Capital Markets	9/5/2023	AUD	449,417,842	USD	303,190,759	11,936,563	—
RBC Capital Markets	9/5/2023	AUD	5,359,400	USD	3,615,612	142,346	—
Goldman Sachs & Co.	9/5/2023	CHF	2,534,900	USD	2,934,513	63,312	—
JP Morgan & Chase Co.	9/5/2023	CHF	124,624,300	USD	144,274,485	3,116,469	—
JP Morgan & Chase Co.	9/5/2023	CHF	3,497,000	USD	4,048,312	87,371	—
JP Morgan & Chase Co.	9/5/2023	CHF	121,881,800	USD	141,099,560	3,047,888	—
JP Morgan & Chase Co.	9/5/2023	CHF	126,615,200	USD	146,579,301	3,166,256	—
Goldman Sachs & Co.	9/5/2023	DKK	5,906,800	USD	875,613	15,954	—
Goldman Sachs & Co.	9/5/2023	DKK	260,012,400	USD	38,544,339	702,874	—
JP Morgan & Chase Co.	9/5/2023	DKK	262,208,600	USD	38,868,752	707,658	—
RBC Capital Markets	9/5/2023	DKK	328,809,400	USD	48,742,833	888,848	—
Goldman Sachs & Co.	9/5/2023	EUR	442,850,300	USD	489,055,972	8,735,373	—
Goldman Sachs & Co.	9/5/2023	EUR	29,028,000	USD	32,056,230	572,123	—
Goldman Sachs & Co.	9/5/2023	EUR	8,382,400	USD	9,256,927	165,279	—
JP Morgan & Chase Co.	9/5/2023	EUR	343,975,900	USD	379,865,313	6,785,042	—
RBC Capital Markets	9/5/2023	EUR	479,161,900	USD	529,154,778	9,450,195	—
Goldman Sachs & Co.	9/5/2023	GBP	10,398,000	USD	13,380,573	208,068	—
RBC Capital Markets	9/5/2023	GBP	3,956,200	USD	5,091,056	79,220	—
RBC Capital Markets	9/5/2023	GBP	472,196,000	USD	607,647,784	9,455,422	—
RBC Capital Markets	9/5/2023	GBP	3,195,700	USD	4,112,403	63,992	—
Goldman Sachs & Co.	9/5/2023	HKD	5,167,300	USD	662,713	3,653	—
Goldman Sachs & Co.	9/5/2023	HKD	256,132,400	USD	32,850,965	182,749	—
JP Morgan & Chase Co.	9/5/2023	HKD	18,941,000	USD	2,429,148	13,332	—
JP Morgan & Chase Co.	9/5/2023	HKD	253,004,700	USD	32,448,356	179,060	—
RBC Capital Markets	9/5/2023	HKD	256,911,600	USD	32,950,903	183,305	—
Goldman Sachs & Co.	9/5/2023	ILS	6,122,000	USD	1,673,025	62,937	—
Goldman Sachs & Co.	9/5/2023	ILS	59,614,300	USD	16,290,953	612,380	—
RBC Capital Markets	9/5/2023	ILS	404,900	USD	110,648	4,159	—
Goldman Sachs & Co.	9/5/2023	JPY	847,029,400	USD	5,993,151	166,770	—
RBC Capital Markets	9/5/2023	JPY	49,383,046,200	USD	349,007,645	9,321,177	—
RBC Capital Markets	9/5/2023	JPY	44,992,324,600	USD	317,976,846	8,492,417	—
RBC Capital Markets	9/5/2023	JPY	40,473,431,000	USD	286,040,209	7,639,464	—
Goldman Sachs & Co.	9/5/2023	NOK	7,613,000	USD	753,401	37,221	—
Goldman Sachs & Co.	9/5/2023	NOK	273,465,700	USD	27,063,657	1,337,863	—
JP Morgan & Chase Co.	9/5/2023	NOK	1,857,200	USD	183,799	9,086	—
RBC Capital Markets	9/5/2023	NOK	1,857,200	USD	183,799	9,086	—
Goldman Sachs & Co.	9/5/2023	NZD	14,084,600	USD	8,766,161	367,412	—
Goldman Sachs & Co.	9/5/2023	NZD	91,800	USD	57,132	2,391	—
RBC Capital Markets	9/5/2023	SEK	16,752,600	USD	1,596,953	66,448	—
RBC Capital Markets	9/5/2023	SEK	1,404,818,600	USD	133,915,322	5,572,150	—
RBC Capital Markets	9/5/2023	SEK	14,359,300	USD	1,368,810	56,956	—
Goldman Sachs & Co.	9/5/2023	SGD	23,129,000	USD	17,447,027	328,959	—
Goldman Sachs & Co.	9/5/2023	SGD	454,700	USD	342,980	6,451	—
JP Morgan & Chase Co.	9/5/2023	SGD	21,404,700	USD	16,146,326	304,435	—
JP Morgan & Chase Co.	9/5/2023	SGD	5,011,000	USD	3,779,930	71,225	—
RBC Capital Markets	9/5/2023	SGD	23,210,400	USD	17,508,430	330,117	—
RBC Capital Markets	9/5/2023	USD	303,389,662	AUD	468,446,942	196,722	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
RBC Capital Markets	9/5/2023	USD	429,270,535	CHF	379,153,200	$184,341	$–
Goldman Sachs & Co.	9/5/2023	USD	38,724,499	DKK	265,919,200	—	(23,376)
JP Morgan & Chase Co.	9/5/2023	USD	1,171,594	DKK	7,903,000	—	(21,414)
JP Morgan & Chase Co.	9/5/2023	USD	37,033,268	DKK	254,305,600	—	(22,355)
RBC Capital Markets	9/5/2023	USD	47,882,888	DKK	328,809,400	—	(28,904)
RBC Capital Markets	9/5/2023	USD	1,414,643,562	EUR	1,303,398,500	—	(962,353)
RBC Capital Markets	9/5/2023	USD	620,581,517	GBP	489,745,900	—	(156,405)
Goldman Sachs & Co.	9/5/2023	USD	100,762,840	HKD	790,157,000	17,145	—
Goldman Sachs & Co.	9/5/2023	USD	17,306,769	ILS	65,736,300	—	(18,108)
RBC Capital Markets	9/5/2023	USD	106,600	ILS	404,900	—	(112)
Goldman Sachs & Co.	9/5/2023	USD	11,190,883	JPY	1,581,687,000	—	(311,083)
Goldman Sachs & Co.	9/5/2023	USD	921,208,532	JPY	134,114,144,200	1,309,690	—
Goldman Sachs & Co.	9/5/2023	USD	26,424,249	NOK	281,078,700	17,725	—
JP Morgan & Chase Co.	9/5/2023	USD	174,596	NOK	1,857,200	117	—
RBC Capital Markets	9/5/2023	USD	174,596	NOK	1,857,200	117	—
Goldman Sachs & Co.	9/5/2023	USD	8,079,006	NZD	13,567,900	11,631	—
JP Morgan & Chase Co.	9/5/2023	USD	378,726	NZD	608,500	—	(15,873)
RBC Capital Markets	9/5/2023	USD	131,136,403	SEK	1,435,930,500	49,129	—
Goldman Sachs & Co.	9/5/2023	USD	17,462,940	SGD	23,583,700	—	(8,343)
JP Morgan & Chase Co.	9/5/2023	USD	19,559,941	SGD	26,415,700	—	(9,344)
RBC Capital Markets	9/5/2023	USD	17,186,524	SGD	23,210,400	—	(8,211)
RBC Capital Markets	10/3/2023	CHF	379,153,200	USD	430,575,546	—	(189,758)
Goldman Sachs & Co.	10/3/2023	DKK	265,919,200	USD	38,787,196	22,686	—
JP Morgan & Chase Co.	10/3/2023	DKK	254,305,600	USD	37,091,820	20,288	—
RBC Capital Markets	10/3/2023	DKK	94,270,000	USD	13,750,207	7,948	—
RBC Capital Markets	10/3/2023	DKK	328,809,400	USD	47,960,413	28,051	—
RBC Capital Markets	10/3/2023	EUR	1,303,398,500	USD	1,416,547,827	948,355	—
RBC Capital Markets	10/3/2023	GBP	489,745,900	USD	620,661,836	162,520	—
Goldman Sachs & Co.	10/3/2023	ILS	65,736,300	USD	17,325,014	16,454	—
RBC Capital Markets	10/3/2023	ILS	404,900	USD	106,713	101	—
Goldman Sachs & Co.	10/3/2023	JPY	134,114,144,200	USD	925,357,817	—	(1,330,417)
RBC Capital Markets	10/3/2023	JPY	3,710,480,000	USD	25,600,884	—	(37,412)
Goldman Sachs & Co.	10/3/2023	NOK	281,078,700	USD	26,447,849	—	(17,228)
JP Morgan & Chase Co.	10/3/2023	NOK	1,857,200	USD	174,752	—	(114)
RBC Capital Markets	10/3/2023	NOK	1,857,200	USD	174,752	—	(114)
Goldman Sachs & Co.	10/3/2023	NZD	13,567,900	USD	8,079,413	—	(11,722)
RBC Capital Markets	10/3/2023	SEK	1,435,930,500	USD	131,316,290	—	(49,296)
Goldman Sachs & Co.	10/3/2023	SGD	23,583,700	USD	17,484,626	7,884	—
JP Morgan & Chase Co.	10/3/2023	SGD	26,415,700	USD	19,583,723	8,322	—
RBC Capital Markets	10/3/2023	SGD	23,210,400	USD	17,207,866	7,759	—
RBC Capital Markets	10/3/2023	USD	2,958,348	CHF	2,605,000	1,257	—
RBC Capital Markets	10/3/2023	USD	7,759,995	EUR	7,140,000	—	(5,359)
RBC Capital Markets	10/3/2023	USD	1,613,315	GBP	1,273,000	—	(447)
Goldman Sachs & Co.	10/3/2023	USD	1,266,735	ILS	4,806,000	—	(1,301)
RBC Capital Markets	10/3/2023	USD	4,073,487	SEK	44,542,000	1,422	—
RBC Capital Markets	10/3/2023	USD	1,058,752	SGD	1,428,000	—	(530)
RBC Capital Markets	10/4/2023	AUD	468,446,942	USD	303,716,170	—	(196,575)
RBC Capital Markets	10/4/2023	AUD	7,660,000	USD	4,966,269	—	(3,283)
Goldman Sachs & Co.	10/4/2023	HKD	790,157,000	USD	100,906,961	—	(14,273)
RBC Capital Markets	10/4/2023	USD	5,284,657	HKD	41,379,000	393	—

Total unrealized appreciation (depreciation)						$98,134,536	$(3,443,710)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,142,405,166	$—	$—	$4,142,405,166
Preferred Stocks	20,485,871	—	—	20,485,871
Rights	40,910	—	—	40,910
Warrants	244,729	—	—	244,729
Short-Term Investments(a)	52,736,955	—	—	52,736,955
Derivatives(b)
Forward Foreign Currency Contracts	—	98,134,536	—	98,134,536
Futures Contracts	370,003	—	—	370,003

TOTAL	$4,216,283,634	$98,134,536	$—	$4,314,418,170

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(3,443,710)	$—	$(3,443,710)
Futures Contracts	(845,080)	—	—	(845,080)

TOTAL	$(845,080)	$(3,443,710)	$—	$(4,288,790)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEF-PH1

R-089711-1 (5/24) DBX005195 (5/24)